Shareholder Report, Average Annual Return (Details)																								3 Months Ended	4 Months Ended	8 Months Ended		12 Months Ended			13 Months Ended	15 Months Ended	17 Months Ended	20 Months Ended		21 Months Ended	26 Months Ended	28 Months Ended	29 Months Ended	32 Months Ended	33 Months Ended		37 Months Ended	38 Months Ended		42 Months Ended	46 Months Ended
	Apr. 15, 2024	Mar. 04, 2024	Nov. 13, 2023	Nov. 06, 2023	Jul. 10, 2023	Jun. 26, 2023	Jun. 12, 2023	Mar. 27, 2023	Feb. 07, 2023	Nov. 14, 2022	Oct. 27, 2022	Sep. 29, 2022	May 16, 2022	Mar. 07, 2022	Feb. 14, 2022	Nov. 01, 2021	Oct. 07, 2021	Sep. 27, 2021	May 24, 2021	May 12, 2021	May 10, 2021	Dec. 28, 2020	Sep. 03, 2020	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000233894
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Simplify Aggregate Bond ETF - NAV
C000230898
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	Simplify Health Care ETF - NAV
C000231201
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Simplify Hedged Equity ETF - NAV
C000233895
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Simplify High Yield PLUS Credit Hedge ETF - NAV
C000227299
Average Annual Return [Line Items]
Line Graph and Table Measure Name																					Simplify Interest Rate Hedge ETF - NAV
C000230231
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Simplify Intermediate Term Treasury Futures Strategy ETF - NAV
C000243092
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Simplify Market Neutral Equity Long/Short ETF - NAV
C000246389
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Simplify MBS ETF - NAV
C000243093
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Simplify Multi-QIS Alternative ETF - NAV
C000249114
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Simplify Next Intangible Core Index ETF - NAV
C000249115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Simplify Next Intangible Value Index ETF - NAV
C000238444
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Short Term Treasury Futures Strategy ETF - NAV
C000227543
Average Annual Return [Line Items]
Line Graph and Table Measure Name																			Simplify U.S. Equity PLUS GBTC ETF - NAV
C000246390
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Simplify US Equity PLUS QIS ETF - NAV
C000241460
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Commodities Strategy No K-1 ETF - NAV
C000233896
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Simplify Macro Strategy ETF - NAV
C000233897
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Simplify Managed Futures Strategy ETF - NAV
C000243094
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Simplify Opportunistic Income ETF - NAV
C000238807
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Simplify Propel Opportunities ETF - NAV
C000223058
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Simplify Volt RoboCar Disruption and Tech ETF - NAV
C000220986
Average Annual Return [Line Items]
Line Graph and Table Measure Name																							Simplify US Equity PLUS Convexity ETF - NAV
C000220987
Average Annual Return [Line Items]
Line Graph and Table Measure Name																							Simplify US Equity PLUS Downside Convexity ETF - NAV
C000220988
Average Annual Return [Line Items]
Line Graph and Table Measure Name																							Simplify US Equity PLUS Upside Convexity ETF - NAV
C000238456
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Simplify Enhanced Income ETF - NAV
C000238457
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Simplify Treasury Option Income ETF - NAV
C000236819
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Simplify Bitcoin Strategy PLUS Income ETF - NAV
C000227300
Average Annual Return [Line Items]
Line Graph and Table Measure Name																				Simplify Volatility Premium ETF - NAV
C000248321
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Simplify Tara India Opportunities ETF - NAV
Without Sales Load [Member] | C000233894
Average Annual Return [Line Items]
Average Annual Return, Percent																												2.48%											(0.86%)
Without Sales Load [Member] | C000230898
Average Annual Return [Line Items]
Average Annual Return, Percent																												18.83%													9.32%
Without Sales Load [Member] | C000231201
Average Annual Return [Line Items]
Average Annual Return, Percent																												16.08%												7.43%
Without Sales Load [Member] | C000233895
Average Annual Return [Line Items]
Average Annual Return, Percent																												11.82%											3.20%
Without Sales Load [Member] | C000227299
Average Annual Return [Line Items]
Average Annual Return, Percent																												42.78%																21.72%
Without Sales Load [Member] | C000230231
Average Annual Return [Line Items]
Average Annual Return, Percent																												(7.93%)														(18.73%)
Without Sales Load [Member] | C000243092
Average Annual Return [Line Items]
Average Annual Return, Percent																												5.19%			2.65%
Without Sales Load [Member] | C000246389
Average Annual Return [Line Items]
Average Annual Return, Percent																										4.24%
Without Sales Load [Member] | C000243093
Average Annual Return [Line Items]
Average Annual Return, Percent																													4.78%
Without Sales Load [Member] | C000249114
Average Annual Return [Line Items]
Average Annual Return, Percent																								5.03%
Without Sales Load [Member] | C000249115
Average Annual Return [Line Items]
Average Annual Return, Percent																								4.18%
Without Sales Load [Member] | C000238444
Average Annual Return [Line Items]
Average Annual Return, Percent																												(1.33%)						(5.14%)
Without Sales Load [Member] | C000227543
Average Annual Return [Line Items]
Average Annual Return, Percent																												39.29%															13.62%
Without Sales Load [Member] | C000246390
Average Annual Return [Line Items]
Average Annual Return, Percent																											22.97%
Without Sales Load [Member] | C000241460
Average Annual Return [Line Items]
Average Annual Return, Percent																												0.63%				(0.19%)
Without Sales Load [Member] | C000233896
Average Annual Return [Line Items]
Average Annual Return, Percent																												(7.19%)									(4.32%)
Without Sales Load [Member] | C000233897
Average Annual Return [Line Items]
Average Annual Return, Percent																												14.52%										10.15%
Without Sales Load [Member] | C000243094
Average Annual Return [Line Items]
Average Annual Return, Percent																												5.05%		5.04%
Without Sales Load [Member] | C000238807
Average Annual Return [Line Items]
Average Annual Return, Percent																												17.27%					8.09%
Without Sales Load [Member] | C000223058
Average Annual Return [Line Items]
Average Annual Return, Percent																												21.96%																		(3.42%)
Without Sales Load [Member] | C000220986
Average Annual Return [Line Items]
Average Annual Return, Percent																												26.21%																			11.69%
Without Sales Load [Member] | C000220987
Average Annual Return [Line Items]
Average Annual Return, Percent																												20.23%																			8.58%
Without Sales Load [Member] | C000220988
Average Annual Return [Line Items]
Average Annual Return, Percent																												33.28%																			15.20%
Without Sales Load [Member] | C000238456
Average Annual Return [Line Items]
Average Annual Return, Percent																												6.51%							6.95%
Without Sales Load [Member] | C000238457
Average Annual Return [Line Items]
Average Annual Return, Percent																												5.39%							5.19%
Without Sales Load [Member] | C000236819
Average Annual Return [Line Items]
Average Annual Return, Percent																												84.03%								84.09%
Without Sales Load [Member] | C000227300
Average Annual Return [Line Items]
Average Annual Return, Percent																												15.05%																	12.22%
Without Sales Load [Member] | C000248321
Average Annual Return [Line Items]
Average Annual Return, Percent																									12.29%
Bloomberg Capital U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												2.63%											(2.18%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												24.56%													9.95%
Bloomberg US EQ:FI 60:40 Index (BMA6040) 11-01-21
Average Annual Return [Line Items]
Average Annual Return, Percent																												15.69%												3.20%
Bloomberg Capital U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												2.63%											(2.18%)
Bloomberg Capital U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												2.63%																(2.60%)
Bloomberg Capital U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												2.63%														(3.40%)
MSCI World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent																												20.19%			21.61%
Bloomberg Capital U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent																										5.81%
Bloomberg Capital U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent																													3.62%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent																								8.19%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent																								8.19%
Bloomberg Capital U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												2.63%						3.84%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												24.56%															10.56%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent																											24.97%
Bloomberg Capital U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												2.63%				1.80%
Bloomberg US EQ:FI 60:40 Index (BMA6040) 05-16-22
Average Annual Return [Line Items]
Average Annual Return, Percent																												15.69%									10.76%
Bloomberg Capital U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												2.63%										(2.43%)
Bloomberg Capital U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												2.63%		2.17%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												24.56%					23.46%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												24.56%																		13.18%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												24.56%																			14.48%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												24.56%																			14.48%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												24.56%																			14.48%
Bloomberg Capital U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												2.63%							4.38%
Bloomberg Capital U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												2.63%							4.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												24.56%								28.09%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												24.56%																	11.62%
Simplify Aggregate Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												2.57%											(0.74%)
MSCI USA IMI/Health Care Net (USD) - 100721
Average Annual Return [Line Items]
Average Annual Return, Percent																												9.76%													3.76%
Simplify Health Care ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												19.08%													9.52%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												24.56%												8.25%
Simplify Hedged Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												16.28%												7.31%
ICE BofA US High Yield Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent																												10.45%											3.39%
Simplify High Yield PLUS Credit Hedge ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												11.66%											3.20%
ICE US Treasury 20+ Year Bond Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent																												(7.15%)																(9.75%)
Simplify Interest Rate Hedge ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												45.24%																21.60%
ICE US Treasury 20+ Year Bond Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent																												(7.15%)														(13.14%)
Simplify Intermediate Term Treasury Futures Strategy ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												(8.06%)														(18.82%)
ICE BofA 3 Month US Treasury Bill (USD) TR
Average Annual Return [Line Items]
Average Annual Return, Percent																												5.40%			5.42%
Simplify Market Neutral Equity Long/Short ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												4.42%			2.51%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent																										6.09%
Simplify MBS ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																										4.01%
ICE BofA 3 Month US Treasury Bill (USD) TR
Average Annual Return [Line Items]
Average Annual Return, Percent																													5.29%
Simplify Multi-QIS Alternative ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																													4.80%
Next Intangible Core Index TR (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent																								4.18%
Simplify Next Intangible Core Index ETF- Market
Average Annual Return [Line Items]
Average Annual Return, Percent																								4.92%
Next Intangible Value Index TR (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent																								5.05%
Simplify Next Intangible Value Index ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																								4.38%
ICE US Treasury 7-10 Year Bond Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent																												0.32%						1.69%
Simplify Short Term Treasury Futures Strategy ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												(1.45%)						(5.23%)
Simplify U.S. Equity PLUS GBTC ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												39.50%															13.97%
Simplify US Equity PLUS QIS ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																											20.88%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent																												5.00%				3.24%
Simplify Commodities Strategy No K-1 ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												0.44%				(0.34%)
ICE BofA 3 Month US Treasury Bill (USD) TR
Average Annual Return [Line Items]
Average Annual Return, Percent																												5.40%									4.26%
Simplify Macro Strategy ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												(7.51%)									(4.33%)
SG CTA Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												3.50%										4.62%
Simplify Managed Futures Strategy ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												14.61%										9.58%
ICE BofA US High Yield Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent																												10.45%		11.17%
Bloomberg U.S. Universal Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												3.47%		3.09%
Simplify Opportunistic Income ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												5.12%		4.99%
MSCI USA IMI/Health Care Net (USD) - 020723
Average Annual Return [Line Items]
Average Annual Return, Percent																												9.76%					7.18%
Simplify Propel Opportunities ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												16.83%					8.96%
Simplify Volt RoboCar Disruption and Tech ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												22.68%																		(3.22%)
Simplify US Equity PLUS Convexity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												26.12%																			11.87%
Simplify US Equity PLUS Downside Convexity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												20.20%																			8.71%
Simplify US Equity PLUS Upside Convexity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												33.03%																			15.39%
Capital U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												10.44%							10.54%
ICE BofA 3 Month US Treasury Bill (USD) TR
Average Annual Return [Line Items]
Average Annual Return, Percent																												5.40%							5.01%
Simplify Enhanced Income ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												6.38%							6.72%
Bloomberg Barclays 1 - 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent																												5.50%							5.11%
ICE BofA 3 Month US Treasury Bill (USD) TR
Average Annual Return [Line Items]
Average Annual Return, Percent																												5.40%							5.01%
Simplify Treasury Option Income ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												5.55%							5.04%
Nasdaq Bitcoin Reference Price Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent																												97.47%								90.48%
Simplify Bitcoin Strategy PLUS Income ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												80.92%								83.75%
Simplify Volatility Premium ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																												14.76%																	11.98%
MSCI INDIA Net (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent																									9.16%
Simplify Tara India Opportunities ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																									12.40%